Restricted Cash, Deposits and Marketable Securities (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Bonds coupon rate	5.569%
Bonds rating	BB+